Subsequent Events (Details) - $ / shares			2 Months Ended	3 Months Ended		12 Months Ended
	Apr. 03, 2025	Jan. 09, 2025	Mar. 17, 2025	Apr. 04, 2025	Apr. 03, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Line Items]
Number of ordinary share issued		1,969
Number of share issued as reverse stock split.		39,370
Share price (in Dollars per share)						$ 2.26	$ 2.26
Subsequent Events [Member]
Subsequent Events [Line Items]
Number of ordinary share issued			743,494	368,612	871,843
Number of share issued as reverse stock split.			14,869,873	7,372,241	17,438,855
Number of shares issued after stock split				194,315
Subsequent Events [Member] | Bottom of range [member]
Subsequent Events [Line Items]
Reverse stock split of its authorized share capitaL	1	1	1	1	1
Share price (in Dollars per share)			$ 1.19
Subsequent Events [Member] | Top of range [member]
Subsequent Events [Line Items]
Reverse stock split of its authorized share capitaL	20	20	20	20	20
Share price (in Dollars per share)			$ 2